BUSINESS ACQUISITION (Schedule Of Consolidated Statement Of Operations Acquisition) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Shandong [Member]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual	$ 334
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual	(76)
Chongqing [Member]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual	793
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual	(59)
Wuhan [Member]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual	0
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual	0
Others [Member]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual	1,387
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual	$ (123)